Transactions and Balances With Related Parties	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Transactions and Balances with Related Parties

Note 22. Transactions and Balances with Related Parties

A.     Transactions with SUN Corporation

	Year Ended
	December 31, 2021	December 31, 2020	December 31, 2019
Revenues	3,678	1,865	3,662

B.     Balances with SUN Corporation

	December 31, 2021	December 31, 2020
Trade receivables	214	—
Trade payables	—	(154)